Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Disclosure of Company's recurring fair value measurements within fair value hierarchy and Summary of changes in fair value of Level 3 financial assets
The following tables present the Company's recurring fair value measurements within the fair value hierarchy. The Company did not have non-recurring fair value measurements as at December 31, 2024 and December 31, 2023 (in thousands $).

Short-term investments

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	172	47	6	225
Total recurring fair value measurements	172	47	6	225

Dec. 31, 2023	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	708	44	2	754
Total recurring fair value measurements	708	44	2	754

Co-investments

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Co-investments (1)	5,511	67,337	—	72,848
Total recurring fair value measurements	5,511	67,337	—	72,848

Dec. 31, 2023	Level 1	Level 2	Level 3	Total

Co-investments (1)	15,357	78,171	—	93,528
Total recurring fair value measurements	15,357	78,171	—	93,528
(1) Co-investments also include investments made in funds which the Company consolidates that directly hold publicly traded equities or precious metals.
Other assets

Dec. 31, 2024	Level 1	Level 2	Level 3	Total

Private holdings	—	—	4,371	4,371
Assets attributable to non-controlling interest	—	13,934	—	13,934
Total recurring fair value measurements	—	13,934	4,371	18,305

Dec. 31, 2023	Level 1	Level 2	Level 3	Total

Private holdings	—	—	4,890	4,890
Assets attributable to non-controlling interest	1,706	13,733	—	15,439
Total recurring fair value measurements	1,706	13,733	4,890	20,329

The following tables provides a summary of changes in the fair value of Level 3 financial assets (in thousands $):
Short-term investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2024
	Dec. 31, 2023	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2024
Share purchase warrants	2	23	—	(19)	6
Total	2	23	—	(19)	6

	Changes in the fair value of Level 3 measurements - Dec. 31, 2023
	Dec. 31, 2022	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2023
Share purchase warrants	47	48	(37)	(56)	2
Total	47	48	(37)	(56)	2
Other assets

	Changes in the fair value of Level 3 measurements - Dec. 31, 2024
	Dec. 31, 2023	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2024
Private holdings	4,890	—	—	(519)	4,371
Total	4,890	—	—	(519)	4,371

	Changes in the fair value of Level 3 measurements - Dec. 31, 2023
	Dec. 31, 2022	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2023
Private holdings	5,263	—	—	(373)	4,890
Total	5,263	—	—	(373)	4,890

Description of valuation techniques used in Company's fair value measurements
The following table presents the valuation techniques used by the Company in measuring fair values:

Type	Valuation technique
Public equities, precious metals and share purchase warrants	Fair values are determined using publicly available prices or pricing models which incorporate all available market-observable inputs.
Co-investments	Fair values are based on the last available net asset value.
Fixed income securities	Fair values are based on independent market data providers or third-party broker quotes.
Private holdings	Fair values based on variety of valuation techniques, including discounted cash flows, comparable recent transactions and other techniques used by market participants.